Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 24,253	$ 25,817	$ 67,955	$ 105,652
Other comprehensive loss, net of tax
Foreign currency translation adjustments	(5,097)	(1,222)	(8,478)	(14,624)
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation	72		72
Unrealized net gains/(losses) on hedges of a net investment in a foreign operation		2		(6)
Unrealized net gains/(losses) on cash flow hedges	(396)		(6,996)
Unrealized net gains/(losses) on cash flow hedges		1,196		(361)
Gains/(losses) on defined benefit plans	121	(257)	138	493
Other comprehensive loss	(5,300)	(281)	(15,264)	(14,498)
Comprehensive income	$ 18,953	$ 25,536	$ 52,691	$ 91,154